                              KEMPER EQUITY FUNDS
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 31, 1996

                                 CLASS I SHARES

                         KEMPER AGGRESSIVE GROWTH FUND
                             KEMPER BLUE CHIP FUND
                               KEMPER GROWTH FUND
                        KEMPER QUANTITATIVE EQUITY FUND
                    KEMPER SMALL CAPITALIZATION EQUITY FUND
                             KEMPER TECHNOLOGY FUND
                            KEMPER TOTAL RETURN FUND
                            KEMPER VALUE+GROWTH FUND

Kemper Aggressive Growth Fund ("Aggressive Growth Fund"), Kemper Blue Chip Fund (the "Blue Chip Fund"), Kemper Growth Fund (the "Growth Fund"), Kemper Quantitative Equity Fund (the "Quantitative Fund"), Kemper Small Capitalization Equity Fund (the "Small Cap Fund"), Kemper Technology Fund (the "Technology Fund"), Kemper Total Return Fund (the "Total Return Fund") and Kemper Value+Growth Fund (the "Value+Growth" Fund) (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in a
Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

               SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL FUNDS)                   CLASS I
-----------------------------------------------------------------------------------------   -------
Maximum Sales Charge on Purchases
  (as a percentage of offering price)....................................................    None
Maximum Sales Charge on Reinvested Dividends.............................................    None
Redemption Fees..........................................................................    None
Exchange Fee.............................................................................    None
Deferred Sales Charge (as a percentage of redemption proceeds)...........................    None

ANNUAL FUND
OPERATING EXPENSES             AGGRESSIVE    BLUE                              SMALL                  TOTAL     VALUE+
(AS A PERCENTAGE OF AVERAGE      GROWTH      CHIP    GROWTH    QUANTITATIVE     CAP     TECHNOLOGY    RETURN    GROWTH
NET ASSETS)                       FUND       FUND     FUND         FUND        FUND        FUND        FUND      FUND
                               ----------    ----    ------    ------------    -----    ----------    ------    ------
Management Fees...............     .65%       .58%     .54%         .58%         .52%       .56%        .54%      .72%
12b-1 Fees....................    None       None     None         None         None       None        None      None
Other Expenses................     .30%       .73%     .10%         .15%         .14%       .20%        .07%      .15%
                                  ----       ----     ----         ----         ----       ----        ----      ----
Total Operating Expenses......     .95%      1.31%     .64%         .73%         .66%       .76%        .72%      .87%
                                  ====       ====     ====         ====         ====       ====        ====      ====

                    EXAMPLE                              FUND          1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------   ------------------   ------    -------    -------    --------
You would pay the following expenses on a         Aggressive Growth     $ 10       $30         --          --
$1,000
investment, assuming (1) 5% annual return and     Blue Chip             $ 13       $42        $72        $158
(2) redemption at the end of each time period:    Growth                $  7       $20        $36        $ 80
                                                  Quantitative          $  7       $23         --          --
                                                  Small Cap             $  7       $21        $37        $ 82
                                                  Technology            $  8       $24        $42        $ 94
                                                  Total Return          $  7       $23        $40        $ 89
                                                  Value+Growth          $  9       $28         --          --

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly. The base management fee for the Aggressive Growth Fund and the Small Cap Fund is .65%. The base management fee is subject to an upward or downward performance adjustment whereby the management fee will be between .45% and .85% for the Aggressive Growth Fund and between .35% and .95% for the Small Cap Fund. For the Small Cap Fund, the table reflects the base management fee for the prior fiscal year after such adjustment. The Aggressive Growth Fund will commence operations on or about December 31, 1996; thus, "Management Fees" reflects the base management fee and "Other Expenses" shown above for Class I shares is an estimate for the current fiscal year and the expenses shown in the Example are for only the one and three year periods. Since no Class I shares for the Value+Growth Fund had been issued as of the Fund's fiscal year end, "Other Expenses" shown above is an estimate. See "Investment Manager and Underwriter" in the prospectus.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

                             KEMPER BLUE CHIP FUND

                                                                                                            NOVEMBER 22,
                                                                                                              1995 TO
                                                                                                            OCTOBER 31,
                                                                                                                1996
                                                                                                            ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                           $15.30
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                           .36
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                               2.96
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                 3.32
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                                         .24
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                                            1.20
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                                  1.44
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                 $17.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                                   21.89%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                                         1.31%
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                            1.33%
------------------------------------------------------------------------------------------------------------------------

                               KEMPER GROWTH FUND

                                                                                              YEAR ENDED        JULY 3 TO
                                                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                                                 1996             1995
                                                                                             -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                            $ 16.09           14.80
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                             .19             .03
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                 2.74            1.26
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   2.93            1.29
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                           .08              --
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                              1.68              --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                    1.76              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $ 17.26           16.09
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                     20.19%           8.72
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                            .64%            .59
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              1.08%            .92
------------------------------------------------------------------------------------------------------------------------

                        KEMPER QUANTITATIVE EQUITY FUND

                                                                                                             SEPTEMBER 9
                                                                                                             TO NOVEMBER
                                                                                                                 30,
                                                                                                                1996
                                                                                                            -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                           $  9.67
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                                                               --
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                1.47
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  1.47
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                 $ 11.14
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                                    15.20%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                                                                                     1.08%
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               (.05)%
------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                                          2.23%
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                              (1.20)%
------------------------------------------------------------------------------------------------------------------------

                    KEMPER SMALL CAPITALIZATION EQUITY FUND

                                                                                              YEAR ENDED        JULY 3 TO
                                                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                                                 1996             1995
                                                                                             -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                            $  7.15            6.27
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                             .01              --
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                  .94             .88
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                    .95             .88
------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                                                           1.05              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $  7.05            7.15
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                     16.76%          14.04
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                            .66%            .79
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                        .16%           (.14)
------------------------------------------------------------------------------------------------------------------------

                             KEMPER TECHNOLOGY FUND

                                                                                                YEAR ENDED      JULY 3 TO
                                                                                                OCTOBER 31,    OCTOBER 31,
                                                                                                   1996           1995
                                                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                              $ 14.64         12.72
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                                                (.07)         (.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                    .76          1.94
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                      .69          1.92
------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                                                             2.13            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $ 13.20         14.64
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                        8.06%        15.09
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                              .76%          .65
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  (.49)%        (.33)
------------------------------------------------------------------------------------------------------------------------

                            KEMPER TOTAL RETURN FUND

                                                                                                YEAR ENDED      JULY 3 TO
                                                                                                OCTOBER 31,    OCTOBER 31,
                                                                                                   1996           1995
                                                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                              $ 10.61         10.07
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                               .32           .10
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                   1.23           .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     1.55           .62
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                             .39           .08
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                                 .50            --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                       .89           .08
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $ 11.27         10.61
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                       15.64%         6.21
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                              .72%          .61
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                3.09%         2.97
------------------------------------------------------------------------------------------------------------------------

No financial information is presented for Class I shares of the Value+Growth Fund since no Class I shares had been issued as of the Fund's fiscal year end. The Aggressive Growth Fund will commence operations on or about December 31, 1996.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Funds-- Kemper Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Funds--Kemper Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."

December 31, 1996

KEF - 1 (12/96)